SIGNIFICANT ACCOUNTING POLICIES (Fair value of financial instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Derivative assets	$ 0	$ 110
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Derivative assets	$ 0	$ 110